Consolidated Statements Of Income - USD ($) shares in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Interest and fees on loans		$ 571,798,000	$ 599,710,000	$ 648,555,000
Interest on investment securities available-for-sale		93,233,000	83,787,000	98,450,000
Interest on investment securities held-to-maturity		287,000	0	0
Interest on loans held-for-sale		11,170,000	12,982,000	14,906,000
Interest on trading securities		31,991,000	34,548,000	35,363,000
Interest on other earning assets		770,000	1,026,000	1,679,000
Total interest income		709,249,000	732,053,000	798,953,000
Interest on deposits:
Savings		11,562,000	14,762,000	19,744,000
Time deposits		9,076,000	15,879,000	21,265,000
Other interest-bearing deposits		3,078,000	3,747,000	5,896,000
Certificates of deposit $100,000 and more		3,090,000	5,642,000	8,311,000
Interest on trading liabilities		15,390,000	13,624,000	10,450,000
Interest on short-term borrowings		4,765,000	4,704,000	5,286,000
Interest on term borrowings		34,570,000	36,321,000	39,334,000
Total interest expense		81,531,000	94,679,000	110,286,000
Net interest income		627,718,000	637,374,000	688,667,000
Provision for loan losses		27,000,000	55,000,000	78,000,000	[1]
Net interest income after provision for loan losses		600,718,000	582,374,000	610,667,000
Noninterest income:
Capital markets		200,595,000	272,364,000	334,912,000
Deposit transactions and cash management		111,951,000	114,383,000	120,168,000
Mortgage banking		71,257,000	33,275,000	51,890,000
Brokerage, management fees and commissions		49,099,000	42,261,000	34,934,000
Trust services and investment management		27,777,000	26,523,000	24,319,000
Bankcard income		23,697,000	20,482,000	22,384,000
Bank-owned life insurance		16,394,000	16,614,000	18,805,000
Other service charges		11,882,000	13,440,000	12,935,000
Equity securities gains/(losses), net		2,872,000	2,211,000	365,000
Insurance commissions		2,257,000	3,023,000	3,148,000
Debt securities gains/(losses), net (Note 15)		0	(451,000)	328,000
Gain on divestiture		0	111,000	200,000
All other income and commissions (Note 14)		32,263,000	40,341,000	46,941,000
Total noninterest income		550,044,000	584,577,000	671,329,000
Adjusted gross income after provision for loan losses		1,150,762,000	1,166,951,000	1,281,996,000
Noninterest expense:
Employee compensation, incentives, and benefits (2014 and 2013 include $5.1 million and $10.1 million, respectively, of expense associated with pension and post-retirement plans reclassified from accumulated other comprehensive income)		478,159,000	529,041,000	640,857,000
Occupancy		54,018,000	50,565,000	49,027,000
Legal and professional fees		44,205,000	53,359,000	38,750,000
Computer software		42,931,000	40,327,000	40,018,000
Operations services		35,247,000	35,215,000	35,429,000
Equipment rentals, depreciation, and maintenance		29,964,000	31,738,000	31,246,000
Contract employment and outsourcing		19,420,000	35,920,000	41,198,000
Advertising and public relations		18,683,000	18,239,000	17,439,000
Communications and courier		16,074,000	17,958,000	18,318,000
FDIC premium expense		11,464,000	20,156,000	27,968,000
Amortization of intangible assets	[2]	4,170,000	3,912,000	3,910,000
Foreclosed real estate		2,503,000	4,299,000	11,041,000
Repurchase and foreclosure provision		(4,300,000)	170,000,000	299,256,000
All other expense (Note 14)		79,993,000	137,790,000	115,067,000
Total noninterest expense		832,531,000	1,148,519,000	1,369,524,000
Income/(loss) before income taxes		318,231,000	18,432,000	(87,528,000)
Provision/(benefit) for income taxes (2014 and 2013 include $2.0 million and $4.1 million, respectively, of tax benefit reclassified from accumulated other comprehensive income) (Note 16)		84,185,000	(19,389,000)	(72,028,000)
Income/(loss) from continuing operations		234,046,000	37,821,000	(15,500,000)
Income/(loss) from discontinued operations, net of tax	[3]	0	548,000	148,000
Net income/(loss)		234,046,000	38,369,000	(15,352,000)
Net income attributable to noncontrolling interest		11,527,000	11,465,000	11,464,000
Net income/(loss) attributable to controlling interest		222,519,000	26,904,000	(26,816,000)
Preferred stock dividends		6,200,000	5,838,000	0
Net income/(loss) available to common shareholders		$ 216,319,000	$ 21,066,000	$ (26,816,000)
Basic earnings/(loss) per share from continuing operations (Note 17)		$ 0.92	$ 0.09	$ (0.11)
Diluted earnings/(loss) per share from continuing operations (Note 17)		0.91	0.09	(0.11)
Basic earnings/(loss) per share available to common shareholders (Note 17)		0.92	0.09	(0.11)
Diluted earnings/(loss) per share available to common shareholders (Note 17)		$ 0.91	$ 0.09	$ (0.11)
Weighted average common shares (Note 17)		234,997	237,972	248,349
Diluted average common shares (Note 17)		236,735	239,794	248,349

[1]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[2]	Represents customer lists, acquired contracts, core deposit intangibles , and covenants not to compet e.
[3]	Due to the nature of the preferred stock issued by FHN and its subsidiar ies , all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.